INCOME TAXES (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details Narrative
Net operating loss carry forward	$ 3,965,503	$ 3,758,408	$ 3,277,110
Less valuation allowance	(3,965,503)	(3,758,408)	(3,277,110)
Deferred income tax assets - net